Accounts Payable and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Other Accrued Liabilities

(in millions)	2017	2016
Trade accounts payable	$696	$554
Interest payable	223	218
Customer and other deposits	204	287
Dividends payable	185	166
Employee compensation and benefits payable	184	178
Accrued taxes other than income taxes	178	168
Gas and fuel cost payable	146	175
Fair value of derivative instruments (Note 28)	71	28
MGP site remediation (Notes 8 (ix) and 16)	35	21
Defined benefit pension and OPEB liabilities (Note 24)	22	26
Other	109	149
	$2,053	$1,970